III. Financial Risk Management - Financial Assets and Liabilities Which Impact Profit and Loss (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Argentine Peso / U.S. dollar foreign exchange risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Currency exposure / functional currency	$ (126,739)	$ (95,073)
Euro / U.S. dollar foreign exchange risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Currency exposure / functional currency	(42,458)	12,462
Saudi Arabian Riyal / US Dollar exchange risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Currency exposure / functional currency	(74,183)	(77,853)
U.S. dollar / Brazilian Real foreign exchange risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Currency exposure / functional currency	$ (94,856)	$ (32,738)